Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information
The following table summarizes supplemental cash flow information:

	Years ended December 31
In thousands	2012	2011	2010
Cash paid for interest, net	$66,683	$54,516	$37,083
Cash paid for income taxes, net	82,235	64,389	55,991